Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing of equity awards and we do not time the release of material nonpublic information based on equity award grant dates. The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal year 2025. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.

Award Timing Method
Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing of equity awards and we do not time the release of material nonpublic information based on equity award grant dates. The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal year 2025. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing of equity awards and we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false